Consolidated statement of cash flows - additional details (Tables)	12 Months Ended
Dec. 31, 2022
Cash Flow Statement [Abstract]
Disclosure of detailed information about cash flow statement line items

($ millions)	2022	2021	2020
Property, plant & equipment	332	323	299
Right-of-use assets	76	81	79
Intangible assets	715	815	1,245
Financial assets	(14)	3	5
Other non-current assets	2	(2)	(2)
Total	1,111	1,220	1,626

Disclosure of detailed information of change in net current assets and other operating cash flow items

($ millions)	2022	2021	2020
(Increase) in inventories	(217)	(326)	(159)
(Increase)/decrease in trade receivables	(164)	(198)	43
(Decrease)/increase in trade payables	(48)	60	(21)
Net change in other operating assets	(63)	(24)	127
Net change in other operating liabilities	(30)	174	(35)
Total	(522)	(314)	(45)

Disclosure of reconciliation of liabilities arising from financing activities

	Financial Liabilities
($ millions)	Non-current financial debts	Current financial debts	Non-current lease liabilities	Current lease liabilities
January 1, 2022	3,966	114	339	67
Proceeds from non-current financial debts, net of issuance costs	1,815	—
Repayment of non-current financial debts	(1,176)	—
Proceeds from 2022 Bridge Loan Facility, net of issuance costs	—	771
Repayment of 2022 Bridge Loan Facility	—	(775)
Impact from business combination	—	316	22	5
Repayment of financial debts assumed in acquisition of business	—	(316)
Additions to leases			68	13
Impact of asset acquisitions			2	1
Change in current financial debts	—	(42)
Amortization of discounts on financial debts	1	—
Payments of lease liabilities, net			—	(69)
Interest payments for amounts included in lease liabilities classified as cash flows from operating activities			—	(15)
Changes in fair values and other non-cash changes, net	5	8	(2)	13
Currency translation effects	(23)	(16)	(10)	(4)
Reclassification from non-current to current	(47)	47	(60)	60
December 31, 2022	4,541	107	359	71

	Financial Liabilities
($ millions)	Non-current financial debts	Current financial debts	Non-current lease liabilities	Current lease liabilities
January 1, 2021	3,949	169	315	70
Proceeds from non-current financial debts, net of issuance costs	52	—
Additions to leases			106	9
Change in current financial debts	—	(43)
Amortization of discounts on financial debts	1	—
Payments of lease liabilities, net			—	(72)
Interest payments for amounts included in lease liabilities classified as cash flows from operating activities			—	(13)
Changes in fair values and other non-cash changes, net	4	—	(2)	8
Currency translation effects	(40)	(12)	(10)	(5)
Reclassification from non-current to current	—	—	(70)	70
December 31, 2021	3,966	114	339	67

Disclosure of non-cash investing and financing activity

($ millions)	2022	2021	2020
Treasury stock issued for settlement of equity-based compensation plan, net of withholding taxes	128	63	54
Non-cash additions of right-of-use assets in exchange for a lease liability	81	115	107
Non-cash additions of property, plant & equipment	62	52	83
Non-cash additions of intangible assets	105	6	33